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FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                               212 / 830-5200

===============================================================================




Dear Shareholder:




We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 1997.


The Fund had net assets of $108,464,871 and 555 active shareholders as of August 31, 1997. Dividends earned on a share held throughout the year were $.030 and $.033, for Class A shares and Class B shares, respectively. When adjusted for the compounding effect of the reinvestment of dividends, this represents a yield of 3.08% and 3.34% on an annual basis for Class A shares and Class B shares, respectively.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

\S\Steven W. Duff



Steven W. Duff
President





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


-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poors
    ------                                                                     ----       -----       ------       -------   ------
Other Tax Exempt Investments (10.16%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Palm Beach  County,  FL School  District  TAN - Series 1996    09/26/97     3.85%   $  2,000,758               SP-1+
    4,000,000  School District of Broward County,  FL RAN - Series 1997A      04/22/98     3.85       4,014,687     MIG-1     SP-1+
    5,000,000  The School District of Seminole County, FL RAN - Series 1997   02/17/98     3.52       5,006,762               SP-1+
 ------------                                                                                      ------------
   11,000,000  Total Other Tax Exempt Investments                                                    11,022,207
 ------------                                                                                      ------------
Other Variable Rate Demand Instruments (c) (74.58%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Atlantic Beach, FL (Fleet Landing) - Series B
               LOC Barnett Bank of Jacksonville                               10/01/24     3.85%   $  1,000,000     VMIG-1
    2,000,000  Birmingham, AL Medical Clinic Board
               LOC Morgan Guaranty Trust Company                              12/01/26     3.70       2,000,000               A1+
    3,200,000  Broward County, FL HFA MHRB (Sanctuary Apartments Project)
               LOC PNC Bank                                                   02/01/09     3.50       3,200,000     VMIG-1
      400,000  Broward County, FL IDRB (Allied Signal Incorporated)           03/01/99     3.50         400,000               A1
    3,000,000  Chattanooga - Hamilton City Hospital Authority
               (Erlanger Medical Center)
               LOC Morgan Guaranty Trust Company                              10/01/17     3.70       3,000,000               A1
    2,100,000  Citrus Park Community Development District Capital
               Improvement Bonds - Series 1996
               LOC Dresdner Bank A.G.                                         11/01/16     3.30       2,100,000     VMIG-1    A1+
      500,000  City of Tampa, Florida, Occupation License Tax Boards - Series 1996A
               FGIC Insured                                                   03/01/27     3.30         500,000     VMIG-1    A1+
      505,000  Dade County, FL Aviation RB - Series V
               LOC Suntrust                                                   10/01/07     3.35         505,000     VMIG-1    A1
    3,600,000  Dade County, FL HFA MHRB (Gables Point) - Series 1985
               Fannie Mae Collateralized                                      05/15/05     3.30       3,600,000               A1+
    2,600,000  Dade County, FL IDA RB (Florida Convalescent Association)
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                      12/01/11     3.60       2,600,000     VMIG-1
    3,515,000  Escambia County, FL IDRB (Gelman Sciences, Incorporation Project)
               LOC First National Bank of Chicago                             07/01/04     3.40       3,515,000               A1+
    1,100,000  Florida HFA MHRB (Falls of Venice Project) (b)
               LOC PNC Bank                                                   12/01/11     3.55       1,100,000
    1,000,000  Florida Housing Finance Agency (Heron Park Project) - Series - V
               LOC Nations Bank                                               12/01/26     3.45       1,000,000     VMIG-1
    3,000,000  Florida Housing Finance Agency MHRB
               (Monterey Meadows Apartment Project) - Series 1985
               LOC Citibank                                                   12/01/07     3.30       3,000,000               A1+



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poors
    ------                                                                     ----       -----       ------       -------   ------

Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $    915,000  Gulf Breeze, FL RB - Series 1985B
               FGIC Insured                                                   12/01/15     3.30%    $    915,000    VMIG-1    A1+
    1,270,000  Gulf Breeze, FL RB - Series 1985C
               FGIC Insured                                                   12/01/15     3.30        1,270,000    VMIG-1    A1
    1,000,000  Highlands County, FL HFA RB
               (Adventist Health System/Sunbolt Inc.) - Series 1996B
               LOC Capital Markets Assurance Corp.                            10/01/26     3.38        1,000,000    VMIG-1    A1+
    2,500,000  Illinois HFA RB (Resurrection Hospital)                        05/01/11     3.60        2,500,000    VMIG-1
    1,100,000  Indian River County, FL IDRB (Florida Convention Centers Project)
               LOC Toronto-Dominion Bank                                      01/01/11     3.95        1,100,000    P1
    2,700,000  Jacksonville, FL HFFA HRB (Baptist Medical Center Project)
               MBIA Insured                                                   06/01/08     3.85        2,700,000    VMIG-1    A1+
    2,700,000  Jacksonville, FL HRB (University Medical Center) - Series 1989
               LOC Sumitomo Bank, Ltd.                                        02/01/19     3.55        2,700,000    VMIG-1
    1,000,000  Jacksonville, FL IDRB
               (University of Florida Health Science Center) - Series 1989
               LOC Barnett Bank of Jacksonville                               07/01/19     3.60        1,000,000    VMIG-1
      710,000  Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
               LOC Banque Paribas                                             04/01/10     3.48          710,000              A1
    1,750,000  Marion County, FL IDA
               (Hamilton Products, Incorporation Project) - Series 1995 (b)
               LOC Comerica Bank                                              11/01/15     3.65        1,750,000
      200,000  Monroe County,FL IDA (Beverly Enterprises) - Series 1985
               LOC Morgan Guaranty Trust Company                              06/01/10     3.30          200,000    VMIG-1
      900,000  Ocean Highway & Port Authority RB - Series 1990
               LOC ABN AMRO Bank N.V.                                         12/01/20     3.40          900,000    VMIG-1    A1+
      900,000  Ocean Highway & Port Authority, FL RB
               (Port, Airport & Marina Improvement)
               LOC ABN AMRO Bank N.V.                                         12/01/20     3.40          900,000    VMIG-1    A1+
    1,000,000  Orange County Health Facilities Authority RB
               (Adventist Health System/Sunbelt Obligation)
               LOC Rabobank Nederland                                         11/15/26     3.30        1,000,000              A1+
    5,230,000  Orange County, FL HFFA
               (Mayflower Retirement Company Project) - Series 1998
               LOC Rabobank Nederland                                         03/01/18     3.45        5,230,000              A1+
    2,100,000  Orange County, FL Health Facility - Adventist
               Orange County Health Facility
               LOC Suntrust                                                   11/15/14     3.30        2,100,000    VMIG-1    A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poors
    ------                                                                     ----       -----       ------       -------   ------

Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $    950,000  Orange County, FL IDRB (Florida Convention Centers Project) - Series A
               LOC Toronto-Dominion Bank                                      01/01/11     3.75%    $    950,000    P1
    2,000,000  Palm Beach County, FL (Norton Gallery of Art Project) - Series 1995
               LOC Northern Trust                                             05/01/25     3.35        2,000,000              A1+
      600,000  Palm Beach County, FL IDRB
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                      11/01/11     3.60          600,000    VMIG-1
    1,000,000  Pinellas County, FL (Indian Country Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                            10/01/01     3.35        1,000,000
    5,075,000  Pinellas County, FL HFFA (St. Mark Village Project) - Series 1987
               LOC Nations Bank                                               03/01/17     3.35        5,075,000              A1
    1,000,000  Pinellas County, FL Industry Council IDRB
               (Genca Corporation Project) (b)
               LOC PNC Bank                                                   11/01/09     3.60        1,000,000
    1,000,000  Polk County, FL IDA (Florida Convention Centers Project)
               LOC Toronto-Dominion Bank                                      01/01/11     3.75        1,000,000    P1
    7,600,000  Royal Oak, MI HFA HRB
               (William Beaumont Hospital) - Series J                         01/01/03     3.65        7,600,000    VMIG-1    A1+
    2,300,000  St. Johns County, FL IDA Health Facility Revenue
               (Coastal Health Care Investor)
               LOC Kredietbank                                                12/01/16     3.60        2,300,000    VMIG-1
      975,000  Suwannee County, FL - Series 1989 (Advent Christian Village Project)
               LOC Barnett Bank of Jacksonville                               10/01/19     3.45          975,000    VMIG-1
    3,000,000  Tampa, FL Health Care Facilities (Lifelink Foundation Inc. Project) (b)
               LOC Suntrust                                                   08/01/22     3.40        3,000,000
    1,900,000  University of North Florida
               LOC First Union National Bank                                  11/01/24     3.35        1,900,000    VMIG-1
 ------------                                                                                       ------------
   80,895,000  Total Other Variable Rate Demand Instruments                                           80,895,000
 ------------                                                                                       ------------
Put Bonds (d) (4.53%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,510,000  HFA of Escambia County, FL Single Family Mortgage RB
               (Backed by GNMA & FNMA Collateral)                             02/20/98     3.75%    $  1,510,000    VMIG-1
    2,400,000  Putnam County, FL Development Authority
               (Seminole Electric) - Series H-3
               LOC National Rural Utilities                                   09/15/97     3.55        2,400,000    VMIG-1    A1+
    1,000,000  Putnam County, FL Development Authority
               (Seminole Electric) - Series 1984 D                            12/15/97     3.60        1,000,000    VMIG-1    A1+
 ------------                                                                                       ------------
    4,910,000  Total Put Bonds                                                                         4,910,000
 ------------                                                                                       ------------


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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poors
    ------                                                                     ----       -----       ------       -------   ------
Tax Exempt Commercial Paper (10.74%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,200,000  City of Gainesville, FL Utility System - Series C              10/08/97     3.65%    $  1,200,000    P1        A1+
      990,000  Florida Municipal Power Agency
               Initial Pooled Loan Project CP Notes - Series A
               LOC First Union National Bank of North Carolina                10/22/97     3.60          990,000    P1        A1
    1,000,000  Florida Municipal Power Agency Initial Pooled Loan Project RB - Series A
               LOC First Union National Bank                                  09/30/97     3.75        1,000,000    VMIG-1    A1+
    1,200,000  Florida Municipal Power Agency Initial Pooled Loan Project RB - Series A
               LOC First Union National Bank                                  12/18/97     3.75        1,200,000    P1        A1
    1,100,000  Orlando, FL Waste Water System Refunding RB - Series 1990 A    09/08/97     3.70        1,100,000    P1        A1+
    1,660,000  Sarasota County Public Hospital District
               (Sarasota Memorial Hospital Project) - Series A
               LOC Suntrust                                                   09/10/97     3.80        1,660,000    P1        A1+
    1,500,000  St. Lucie County, Florida PCR Refunding Bonds
               (Florida Power & Light Co.) 1994                               09/30/97     3.70        1,500,000    VMIG-1    A1+
    2,000,000  Sunshine State Government Finance Commission RB - Series 1986
               LOC U.B. of Switz./Morgan Guaranty/National Westminster        10/22/97     3.60        2,000,000    VMIG-1
    1,000,000  West Orange Memorial Tax District RB - Series 1991A
               LOC Rabobank Nederland                                         11/25/97     3.70        1,000,000    VMIG-1
 ------------                                                                                       ------------
   11,650,000  Total Tax Exempt Commercial Paper                                                      11,650,000
 ------------                                                                                       ------------
               Total Investments (100.01%)(Cost $108,477,207+)                                       108,477,207
               Liabilities in Excess of Cash and Other Assets (-0.01%)                              (     12,336)
                                                                                                     -----------
               Net Assets (100.00%)                                                                 $108,464,871
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 96,686,154 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============
               Class B Shares, 11,782,614 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============

               +   Aggregate cost for federal income tax purposes is identical.






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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997

===============================================================================

FOOTNOTES:



(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.


KEY:
      CP       =   Commercial Paper                            MHRB      =   Multi-family Housing Revenue Bond
      HFA      =   Housing Finance Authority                   PCR       =   Pollution Control Revenue
      HFFA     =   Health Facility Finance Authority           RAN       =   Revenue Anticipation Note
      HRB      =   Hospital Revenue Bond                       RB        =   Revenue Bond
      IDA      =   Industrial Development Authority            TAN       =   Tax Anticipation Note
      IDRB     =   Industrial Development Revenue Bond










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                       See Notes to Financial Statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

===============================================================================






INVESTMENT INCOME
Income:

    Interest....................................................................      $  3,078,825
                                                                                      ------------
Expenses: (Note 2)
    Investment management fee...................................................           342,844
    Administration fee..........................................................           179,993
    Shareholder servicing fee...................................................           176,861
    Custodian fee...............................................................            12,852
    Shareholder servicing and related shareholder expenses......................            52,061
    Legal, compliance and filing fees...........................................            34,262
    Audit and accounting........................................................            61,550
    Trustees' fees..............................................................             6,222
    Amortization of organization expenses.......................................            11,443
    Other.......................................................................             4,382
                                                                                      ------------
       Total expenses...........................................................           882,470
       Less: Expenses paid indirectly (Note 2)..................................     (       2,310)
       Less: Fees waived and expenses reimbursed (Note 2).......................     (     433,896)
                                                                                      ------------
       Net expenses.............................................................           446,264
                                                                                      ------------
Net investment income...........................................................         2,632,561


REALIZED GAIN (LOSS) ON INVESTMENTS


Net realized gain (loss) on investments.........................................            -0-
                                                                                      ------------
Increase in net assets from operations..........................................      $  2,632,561
                                                                                      ============




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1997 AND 1996

===============================================================================





                                                                                  1997               1996
                                                                              ------------       ------------


INCREASE (DECREASE) IN NET ASSETS


Operations:
     Net investment income......................................             $   2,632,561       $  1,341,397

     Net realized gain (loss) on investments....................                   -0-               -0-
                                                                              ------------        -----------

Increase in net assets from operations..........................                 2,632,561          1,341,397

Dividends to shareholders from net investment income:

     Class A....................................................             (   2,143,306)*     (    821,675)*

     Class B....................................................             (     489,255)*     (    519,722)*

Transactions in shares of beneficial interest (Note 3):

     Class A....................................................                59,926,041         15,783,783

     Class B....................................................                 2,169,867       (    562,659)
                                                                              ------------        -----------

         Total increase.........................................                62,095,908         15,221,124


Net assets:
     Beginning of year..........................................                46,368,963         31,147,839
                                                                              ------------        -----------
     End of year................................................             $ 108,464,871       $ 46,368,963
                                                                              ============        ===========


* Designated as exempt-interest dividends for federal income tax purposes.





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                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.




2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================
2.Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 1997, the Manager voluntarily waived investment management fees and administration fees of $262,474 and $171,422, respectively.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $2,310.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $42,846 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3.Transactions in Shares of Beneficial Interest.

At August 31, 1997, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $108,468,768. Transactions, all at $1.00 per share, were as follows:

      Class A                                               Year Ended                        Year Ended
                                                          August 31, 1997                   August 31, 1996
                                                          ----------------                  ---------------
      Sold............................................        290,402,555                        97,806,611
      Issued on reinvestment of dividends.............          2,012,037                           750,946
      Redeemed........................................    (   232,488,551)                 (     82,773,774)
                                                           --------------                   ---------------
      Net increase ...................................         59,926,041                        15,783,783
                                                          ===============                  ================
      Class B                                               Year Ended                        Year Ended
                                                          August 31, 1997                   August 31, 1996
                                                          ---------------                   ---------------
      Sold............................................         92,064,894                       141,842,014
      Issued on reinvestment of dividends.............            461,971                           477,971
      Redeemed........................................    (    90,356,998)                  (   142,882,644)
                                                           --------------                    --------------
      Net increase....................................          2,169,867                   (       562,659)
                                                          ===============                   ===============

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1997, amounted to $3,897. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire through August 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 66% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

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

6. Financial Highlights.
                                                                   Year Ended              Year Ended             Period Ended
Class A                                                          August 31, 1997         August 31, 1996        August 31, 1995**
-------                                                          ---------------         ---------------        -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................             $      1.00             $     1.00             $     1.00
                                                                 ---------------         --------------         --------------
Income from investment operations:
  Net investment income.............................                    0.030                  0.031                  0.032
Less distributions:
  Dividends from net investment income..............             (      0.030   )        (     0.031   )        (     0.032   )
                                                                  --------------          -------------          -------------
Net asset value, end of period......................             $      1.00             $     1.00             $     1.00
                                                                 ===============         ===============        =============
Total Return........................................                    3.08%                  3.09%                  3.60%*
Ratios/Supplemental Data
Net assets, end of period (000).....................             $      96,683           $     36,758           $     20,974
Ratios to average net assets:
Expenses............................................                    0.57%                  0.56%                  0.40%*
Net investment income...............................                    3.03%                  3.05%                  3.54%*
Expenses paid indirectly............................                    --                     0.06%                  --
Management and administration fees waived and expenses reimbursed       0.51%                  0.67%                  0.95%*

                                                                   Year Ended              Year Ended             Period Ended
Class B                                                          August 31, 1997         August 31, 1996        August 31, 1995**
-------                                                          ---------------         ---------------        -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................             $      1.00             $     1.00             $     1.00
                                                                 ---------------         --------------         --------------
Income from investment operations:
  Net investment income.............................                    0.033                  0.033                  0.036
Less distributions:
 Dividends from net investment income...............             (      0.033   )         (    0.033  )         (     0.036   )
                                                                  --------------           -----------           -------------
Net asset value, end of period......................             $      1.00             $     1.00             $     1.00
                                                                 ===============         =============          ==============
Total Return........................................                    3.34%                  3.35%                  3.84%*
Ratios/Supplemental Data
Net assets, end of period (000).....................             $      11,782           $      9,611           $     10,174
Ratios to average net assets:
Expenses............................................                    0.30%                  0.31%                  0.14%*
Net investment income...............................                    3.27%                  3.34%                  3.78%*
Expenses paid indirectly............................                    --                     0.06%                  --
Management and administration fee waived and expenses reimbursed        0.51%                  0.67%                  0.95%*

*  Annualized
** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.



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FLORIDA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT

===============================================================================


The Board of Trustees and Shareholders
Florida Daily Municipal Income Fund


We have audited the accompanying statement of net assets of Florida Daily Municipal Income Fund as of August 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from September 19, 1994 (Commencement of Operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.





/s/ McGladrey & Pullen, LLP




  New York, New York
  September 30, 1997






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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND





                      Annual Report
                     August 31, 1997





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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     811 Main Street
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020




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